UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2012

Date of reporting period:	9/30/2012

Item 1. Schedule of Investments

Prudential Short-Term Corporate Bond Fund

Schedule of Investments

as of September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.0%
BANK LOANS (a) — 0.3%
Retailers — 0.1%
Dollar General Corp.	Ba1	2.966%	07/07/14	$ 10,000	$ 10,034,380

Technology — 0.2%
Dupont Fabros Fox Properties LLC	NR	3.421	12/02/14	4,909	4,943,160
Flextronics International Ltd., DD-A1B	Ba1	2.466	10/01/14	309	307,508
Flextronics International Ltd., DD-A2	Ba1	2.466	10/01/14	2,204	2,193,258
Flextronics International Ltd., DD-A3	Ba1	2.466	10/01/14	2,571	2,558,800
Flextronics International Ltd., Term A	Ba1	2.466	10/01/14	4,407	4,381,640
Flextronics International Ltd., Term A Delay	Ba1	2.466	10/01/14	431	428,923

					14,813,289

TOTAL BANK LOANS (cost $24,739,633)					24,847,669

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(b)	5.619	03/11/39	10,000	11,365,790
Ser. 2006-PW12, Class A4(a)	Aaa	5.893	09/11/38	26,065	29,982,987
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	14,024	14,654,572
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A2(a)	Aaa	5.888	12/10/49	2,238	2,240,364
Ser. 2007-C6, Class A3(a)	Aaa	5.888	12/10/49	10,000	10,570,660
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617	10/15/48	20,000	23,151,080
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	3,040	3,096,870
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268	02/15/40	2,992	2,993,129
DBUBS Mortgage Trust, Ser. 2011-LC3A, Class A2	Aaa	3.642	08/10/44	12,500	13,684,062
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(a)	AAA(b)	5.481	03/10/44	10,000	11,297,640
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(a)(c)	Aaa	6.065	07/10/38	8,000	9,273,112
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4(a)	AA-(b)	5.553	04/10/38	3,510	3,986,760
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	996	1,012,231
Ser. 2006-GG8, Class A4	Aaa	5.560	11/10/39	29,715	34,414,368
Ser. 2007-GG10, Class A2(a)	Aaa	5.778	08/10/45	5,785	5,866,815
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A4	Aaa	4.738	07/15/42	25,000	27,374,200
Ser. 2005-LDP4, Class A4	Aaa	4.918	10/15/42	14,000	15,332,618
Ser. 2007-LD11, Class A2,(a)	Aaa	5.988	06/15/49	6,250	6,455,502
Ser. 2007-LD12, Class A3(a)	Aaa	6.175	02/15/51	3,324	3,555,101
Ser. 2012-C8, Class A2	NR	1.797	10/15/45	20,000	20,499,980
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739	07/15/30	15,000	16,345,395
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	1,730	1,730,685
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	07/12/38	507	517,362
Ser. 2005-CIP1, Class A4	Aaa	5.047	07/12/38	1,218	1,357,262
Ser. 2006-C1, Class A4(a)	AAA(b)	5.847	05/12/39	15,000	17,264,400
Ser. 2006-C2, Class A4	Aaa	5.742	08/12/43	10,000	11,528,530
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	7,233	7,442,263
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(a)	Aaa	5.598	03/12/44	17,999	20,332,282
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	Aaa	5.923	05/15/43	10,000	11,461,180
Ser. 2006-C25, Class A5(a)	Aaa	5.923	05/15/43	10,000	11,611,650
Ser. 2006-C26, Class A3(a)	Aaa	6.011	06/15/45	10,500	12,263,601
Ser. 2006-C28, Class A2	Aaa	5.500	10/15/48	7,554	7,585,649
Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	2,555	2,584,708
Ser. 2007-C33, Class A3(a)	Aaa	6.122	02/15/51	11,193	11,810,081

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $378,082,805)					384,642,889
CORPORATE BONDS — 92.6%
Aerospace & Defense — 0.9%
BAE Systems Holdings, Inc., Gtd. Notes, 144A(c)	Baa2	4.950	06/01/14	8,500	8,937,478
Gtd. Notes, 144A	Baa2	5.200	08/15/15	7,000	7,639,723
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	2.125	08/15/16	5,520	5,797,479
Sr. Unsec’d. Notes	A2	3.250	10/27/14	4,750	5,014,185
Exelis, Inc., Gtd. Notes	Baa3	4.250	10/01/16	5,000	5,221,735
General Dynamics Corp., Gtd. Notes	A2	5.250	02/01/14	2,115	2,248,061
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375	10/15/15	1,800	1,820,700
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125	09/15/16	4,600	4,770,527
Martin Marietta Corp., Sr. Unsec’d. Notes	Baa1	7.375	04/15/13	3,000	3,106,569
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	1.850	11/15/15	9,450	9,722,907
Sr. Unsec’d. Notes	Baa2	3.700	08/01/14	4,500	4,745,565
Raytheon Co., Sr. Unsec’d. Notes(c)	A3	1.625	10/15/15	10,305	10,556,761
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750	12/01/13	2,000	2,091,526
Textron, Inc., Sr. Unsec’d. Notes	Baa3	6.200	03/15/15	6,000	6,590,736

					78,263,952

Airlines — 0.5%
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 1998-3 Class A-1	Baa2	6.820	05/01/18	6,885	7,332,256
Pass-thru Certs., Ser. 1999-1 Class A	Baa2	6.545	02/02/19	3,023	3,309,856
Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703	06/15/21	313	341,463
Pass-thru Certs., Ser. 2001-1, Class B(c)	Ba1	7.373	12/15/15	80	85,465
Pass-thru Certs., Ser. 2010-A(c)	Baa2	4.750	01/12/21	3,340	3,565,668
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300	04/15/19	1,862	2,020,083
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	4.750	05/07/20	10,625	11,103,125
Delta Air Lines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 2010-1, Class A	Baa2	6.200	07/02/18	4,771	5,212,851
Pass-thru Certs., Ser. 2010-2, Class A, 144A(c)	Baa2	4.950	05/23/19	8,076	8,722,581

					41,693,348

Automotive — 3.0%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A(c)	A1	1.850	09/19/14	15,000	15,294,045
Sr. Unsec’d. Notes, 144A	A1	2.375	03/18/13	10,000	10,087,150
Sr. Unsec’d. Notes, 144A	A1	6.700	10/01/13	1,000	1,060,628
Unsec’d. Notes, 144A(c)	A1	1.500	09/11/17	14,700	14,761,461
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.875	09/15/14	20,550	20,868,360
Gtd. Notes, 144A	A3	1.950	03/28/14	15,000	15,194,085
Gtd. Notes, 144A(c)	A3	2.300	01/09/15	15,375	15,773,535
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.750	05/15/15	33,145	33,802,497
Sr. Unsec’d. Notes(c)	Baa3	3.000	06/12/17	20,000	20,357,840
Sr. Unsec’d. Notes	Baa3	3.984	06/15/16	14,378	15,154,469
Sr. Unsec’d. Notes	Baa3	4.207	04/15/16	20,695	21,931,361
Sr. Unsec’d. Notes	Baa3	5.000	05/15/18	10,000	10,917,230
Sr. Unsec’d. Notes(c)	Baa3	5.625	09/15/15	6,980	7,629,615
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700	03/15/17	12,210	12,639,670
Gtd. Notes, 144A, MTN(c)	Baa1	3.875	03/15/16	9,100	9,756,620
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN(c)	Baa1	5.750	12/15/14	1,175	1,280,769

Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	1.750	03/01/14	4,165	4,235,742
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa2	3.400	04/11/14	3,625	3,664,875
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625	08/12/13	10,000	10,098,100
Gtd. Notes, 144A(c)	A3	2.375	03/22/17	10,050	10,436,925

					254,944,977

Banking — 24.5%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	A2	2.875	04/25/14	2,425	2,454,585
Gtd. Notes, 144A, MTN	A2	3.875	11/10/14	7,250	7,399,350
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	A2	3.000	01/31/14	11,150	11,311,017
Sr. Unsec’d. Notes, 144A(c)	A2	4.250	02/02/17	13,775	14,776,167
American Express Co.,
Sr. Unsec’d. Notes	A3	7.000	03/19/18	19,920	25,211,011
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(c)	A2	2.375	03/24/17	10,000	10,518,490
Sr. Unsec’d. Notes, MTN(c)	A2	2.750	09/15/15	35,871	37,789,919
Sr. Unsec’d. Notes, MTN	A2	2.800	09/19/16	25,650	27,271,849
Sr. Unsec’d. Notes, MTN	A2	5.125	08/25/14	7,400	8,004,876
Sr. Unsec’d. Notes, MTN	A2	5.875	05/02/13	4,850	5,002,246
Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300	08/20/13	15,800	16,740,290
ANZ National International Ltd. (New Zealand), Gtd. Notes., 144A, MTN	Aa3	6.200	07/19/13	2,500	2,598,627
Bank of America Corp., Sr. Unsec’d. Notes(c)	Baa2	3.625	03/17/16	20,000	21,092,120
Sr. Unsec’d. Notes(c)	Baa2	4.500	04/01/15	43,165	46,238,175
Sr. Unsec’d. Notes(c)	Baa2	4.750	08/01/15	17,925	19,356,490
Sr. Unsec’d. Notes, MTN(c)	Baa2	4.900	05/01/13	9,100	9,311,338
Sr. Unsec’d. Notes(c)	Baa2	5.625	10/14/16	7,144	8,043,937
Sr. Unsec’d. Notes(c)	Baa2	5.750	12/01/17	30,860	35,506,158
Sr. Unsec’d. Notes	Baa2	6.000	09/01/17	4,595	5,314,945
Sr. Unsec’d. Notes(c)	Baa2	6.500	08/01/16	5,000	5,782,550
Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750	07/12/16	30,000	31,829,370
Sr. Unsec’d. Notes, Ser. L, MTN	Baa2	5.650	05/01/18	5,000	5,700,880
Sub. Notes(c)	Baa3	4.750	08/15/13	7,000	7,214,690
Sub. Notes	Baa3	5.750	08/15/16	10,000	10,984,250
Bank of America NA, Sub. Notes	Baa1	5.300	03/15/17	10,500	11,659,662
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN(c)	Aa2	1.400	09/11/17	9,995	10,046,464
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, Ser. 001, MTN(c)	Aa3	2.950	06/18/15	15,000	15,933,795
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes(c)	Aa1	2.550	01/12/17	17,100	18,094,262
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	2.450	09/11/15	18,500	19,221,278
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	5.200	07/10/14	7,050	7,525,417
BB&T Corp., Sr. Unsec’d. Notes, MTN(c)	A2	1.600	08/15/17	13,300	13,538,961
Capital One Financial Corp., Sr. Unsec’d. Notes(c)	Baa1	3.150	07/15/16	20,250	21,503,374
Sr. Unsec’d. Notes	Baa1	5.250	02/21/17	11,913	13,258,514
Sr. Unsec’d. Notes(c)	Baa1	6.750	09/15/17	7,000	8,573,586
Sr. Unsec’d. Notes	Baa1	7.375	05/23/14	10,409	11,455,989

Citigroup, Inc., Sr. Unsec’d. Notes(c)	Baa2	3.953	06/15/16	41,000	43,868,360
Sr. Unsec’d. Notes(c)	Baa2	4.450	01/10/17	33,415	36,702,301
Sr. Unsec’d. Notes(c)	Baa2	4.587	12/15/15	16,190	17,566,587
Sr. Unsec’d. Notes	Baa2	4.750	05/19/15	29,925	32,213,873
Sr. Unsec’d. Notes	Baa2	5.500	04/11/13	38,815	39,764,687
Sr. Unsec’d. Notes	Baa2	5.850	07/02/13	4,000	4,144,724
Sr. Unsec’d. Notes	Baa2	6.000	12/13/13	6,540	6,936,089
Sr. Unsec’d. Notes	Baa2	6.125	05/15/18	7,780	9,210,096
Sr. Unsec’d. Notes	Baa2	6.500	08/19/13	10,915	11,457,454
Sub. Notes	Baa3	4.875	05/07/15	9,750	10,368,959
Sub. Notes(c)	Baa3	5.000	09/15/14	35,280	37,210,522

Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN	Aa2	3.750	10/15/14	12,445	13,124,497
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN	A1	5.000	05/15/13	22,636	23,240,879
Sr. Unsec’d. Notes, MTN	A1	5.500	05/01/14	2,250	2,402,942
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	A2	2.375	01/11/13	5,000	5,025,145
Sr. Unsec’d. Notes, Ser. G, MTN	A2	4.875	05/20/13	12,500	12,835,938
FIA Card Services NA, Sub. Notes	Baa1	7.125	11/15/12	6,375	6,422,218
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	3.625	01/25/16	7,565	8,160,729
Sr. Unsec’d. Notes	Baa1	6.250	05/01/13	430	443,916
Goldman Sachs Group, Inc. (The), Sr. Notes(c)	A3	3.300	05/03/15	20,000	20,811,420
Sr. Unsec’d. Notes(c)	A3	3.625	02/07/16	51,759	54,600,052
Sr. Unsec’d. Notes	A3	4.750	07/15/13	11,000	11,349,976
Sr. Unsec’d. Notes	A3	5.150	01/15/14	15,259	16,022,011
Sr. Unsec’d. Notes	A3	5.250	10/15/13	5,830	6,084,678
Sr. Unsec’d. Notes	A3	5.350	01/15/16	15,000	16,572,585
Sr. Unsec’d. Notes	A3	5.450	11/01/12	3,005	3,016,631
Sr. Unsec’d. Notes(c)	A3	5.950	01/18/18	20,970	24,351,329
Sr. Unsec’d. Notes, MTN	A3	6.000	05/01/14	12,500	13,418,488
Sr. Unsec’d. Notes, Ser. G, MTN(c)	A3	3.700	08/01/15	21,620	22,803,587
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A(c)	Aa3	1.625	08/12/13	5,000	5,031,720
Sr. Notes, 144A	Aa3	3.500	06/28/15	11,893	12,617,700
Sr. Unsec’d. Notes, 144A(c)	Aa3	2.000	01/19/14	19,000	19,182,267
Sr. Unsec’d. Notes, 144A	Aa3	3.100	05/24/16	13,200	13,909,988
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	5.250	12/12/12	8,997	9,076,012
HSBC USA, Inc., Sr. Unsec’d. Notes(c)	A2	2.375	02/13/15	30	30,883
JPMorgan Chase & Co., Sr. Notes, MTN(c)	A2	1.875	03/20/15	11,200	11,426,901
Sr. Unsec’d. Notes(c)	A2	2.000	08/15/17	18,875	19,039,458
Sr. Unsec’d. Notes	A2	2.600	01/15/16	10,000	10,386,280
Sr. Unsec’d. Notes	A2	3.150	07/05/16	28,725	30,382,117
Sr. Unsec’d. Notes	A2	3.400	06/24/15	10,000	10,613,450
Sr. Unsec’d. Notes(c)	A2	3.450	03/01/16	30,000	31,987,500
Sr. Unsec’d. Notes(c)	A2	3.700	01/20/15	23,175	24,544,388
Sr. Unsec’d. Notes, MTN(c)	A2	5.375	01/15/14	12,415	13,128,701
Sr. Unsec’d. Notes	A2	6.300	04/23/19	6,235	7,664,816
Sub. Notes(c)	A3	5.125	09/15/14	52,633	56,475,525
Sub. Notes	A3	5.150	10/01/15	14,600	16,151,104
Sub. Notes	A3	5.250	05/01/15	11,000	12,022,098
Sub. Notes(c)	A3	5.750	01/02/13	20,437	20,703,335
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes(c)	A2	4.200	03/28/17	9,975	11,005,926
Gtd. Notes, 144A, MTN	A2	4.375	01/12/15	23,900	25,309,861
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	5.450	02/05/13	15,220	15,452,562
Sr. Unsec’d. Notes, MTN	Baa2	6.875	04/25/18	5,840	6,996,986
Sub. Notes(c)	Baa3	6.050	05/16/16	12,000	13,111,500
Morgan Stanley, Sr. Unsec’d. Notes(c)	Baa1	3.450	11/02/15	22,000	22,544,588
Sr. Unsec’d. Notes	Baa1	3.800	04/29/16	14,000	14,466,760
Sr. Unsec’d. Notes	Baa1	4.000	07/24/15	17,000	17,683,162
Sr. Unsec’d. Notes	Baa1	4.200	11/20/14	5,000	5,197,370
Sr. Unsec’d. Notes(c)	Baa1	4.750	03/22/17	10,000	10,721,610
Sr. Unsec’d. Notes	Baa1	5.375	10/15/15	475	511,648
Sr. Unsec’d. Notes, MTN	Baa1	5.550	04/27/17	14,875	16,307,805
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.750	10/18/16	20,272	22,287,949
Sr. Unsec’d. Notes, MTN	Baa1	6.000	05/13/14	25,614	27,149,892
Sr. Unsec’d. Notes, MTN(c)	Baa1	6.000	04/28/15	9,590	10,393,153
Sr. Unsec’d. Notes, MTN(c)	Baa1	6.625	04/01/18	15,000	17,234,100
Sr. Unsec’d. Notes, Ser. G, MTN(c)	Baa1	4.100	01/26/15	18,345	18,997,036
Sub. Notes(c)	Baa2	4.750	04/01/14	10,000	10,351,900
National City Bank, Sub. Notes	A3	4.625	05/01/13	3,350	3,425,549
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A(c)	Aa3	3.125	03/20/17	15,400	16,105,320
Sr. Unsec’d. Notes, 144A	Aa3	3.700	11/13/14	7,900	8,284,888

PNC Funding Corp., Gtd. Notes	A3	2.700	09/19/16	21,950	23,398,722
Gtd. Notes	A3	3.000	05/19/14	5,575	5,783,070
Gtd. Notes	A3	3.625	02/08/15	4,575	4,860,791
Gtd. Notes	A3	4.250	09/21/15	6,500	7,124,377
Gtd. Notes	Baa1	5.250	11/15/15	17,056	19,063,662
Gtd. Notes	A3	5.400	06/10/14	3,630	3,908,417
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200	05/13/14	3,850	4,049,553
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	3.250	01/11/14	4,245	4,352,318
Gtd. Notes	A3	4.375	03/16/16	25,847	27,838,305
Gtd. Notes, 144A, MTN	A3	4.875	08/25/14	5,250	5,578,125
Gtd. Notes	A3	4.875	03/16/15	10,000	10,725,000
Gtd. Notes, Ser. 2	A3	3.400	08/23/13	16,125	16,433,100
Sr. Unsec’d. Notes(c)	Baa1	2.550	09/18/15	4,135	4,184,752
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(c)	Baa2	3.000	09/24/15	5,580	5,645,397
Sr. Unsec’d. Notes	Baa2	4.625	04/19/16	3,055	3,200,470
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	A2	3.200	05/12/16	10,000	10,437,100
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes(c)	Aa3	1.800	07/18/17	19,221	19,520,444
Sr. Unsec’d. Notes, 144A	Aa3	2.150	07/22/13	9,500	9,621,477
SunTrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250	11/05/12	610	612,748
Svenska Handelsbanken AB (Sweden), Gtd. Notes.(c)	Aa3	2.875	04/04/17	5,000	5,262,075
Sr. Unsec’d. Notes, 144A	Aa3	4.875	06/10/14	2,500	2,648,500
UBS AG (Switzerland), Notes, Ser. DPNT, MTN(c)	A2	3.875	01/15/15	2,500	2,649,680
US Bancorp, Jr. Sub. Notes(c)	A2	3.442	02/01/16	10,000	10,500,360
Sr. Unsec’d. Notes, MTN	Aa3	2.200	11/15/16	20,200	21,204,384
US Bank NA, Sub. Notes	Aa3	6.300	02/04/14	665	714,803
Wachovia Bank NA, Sub. Notes, MTN	A1	4.800	11/01/14	10,700	11,506,373
Sub. Notes, MTN	A1	4.875	02/01/15	47,675	51,663,681
Wachovia Corp., Sr. Unsec’d. Notes, MTN(c)	A2	5.500	05/01/13	14,100	14,516,274
Sr. Unsec’d. Notes, MTN	A2	5.700	08/01/13	4,900	5,115,801
Sub. Notes	A3	5.250	08/01/14	7,650	8,222,794
Wells Fargo & Co., Sr. Unsec’d. Notes(a)	A2	0.647	10/28/15	19,650	19,423,573
Sr. Unsec’d. Notes, MTN(c)	A2	1.250	02/13/15	5,000	5,059,565
Sr. Unsec’d. Notes	A2	2.625	12/15/16	22,325	23,622,149
Sr. Unsec’d. Notes(a)	A2	3.676	06/15/16	26,650	29,009,058
Sub. Notes(c)	A3	5.000	11/15/14	29,200	31,499,062
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes(c)	Aa2	4.200	02/27/15	5,000	5,372,515

					2,088,637,588

Brokerage — 0.2%
BlackRock, Inc., Sr. Unsec’d. Notes(c)	A1	1.375	06/01/15	13,000	13,245,453
Sr. Unsec’d. Notes	A1	3.500	12/10/14	5,980	6,366,834
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	NR	5.625	01/24/13	1,000	257,500
Sr. Unsec’d. Notes(e)(j)	NR	6.000	07/19/12	900	229,500
Sr. Unsec’d. Notes(e)(j)	NR	6.875	02/06/12	1,520	387,600

					20,486,887

Building Materials & Construction — 0.1%
CRH America, Inc., Gtd. Notes	Baa2	5.300	10/15/13	2,000	2,081,186
Mohawk Industries, Inc., Sr. Unsec’d. Notes(a)	Ba1	6.375	01/15/16	5,239	5,893,875

					7,975,061

Cable — 2.4%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375	03/15/13	4,780	4,949,857

CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500	11/30/16	5,000	5,425,000
Comcast Corp., Gtd. Notes	Baa1	4.950	06/15/16	11,860	13,463,745
Gtd. Notes	Baa1	5.900	03/15/16	10,617	12,336,731
Gtd. Notes	Baa1	6.500	01/15/17	8,673	10,508,692
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $2,059,317; purchased 12/11/09)(d)(f)	Baa2	4.625	06/01/13	1,950	2,003,988
Sr. Unsec’d. Notes (original cost $3,343,207; purchased 01/29/09-06/03/09)(d)(f)	Baa2	5.450	12/15/14	3,501	3,850,414
Sr. Unsec’d. Notes (original cost $4,505,440; purchased 8/17/10)(d)(f)	Baa2	5.500	10/01/15	4,000	4,535,036
Sr. Unsec’d. Notes (original cost $840,536; purchased 08/19/09)(d)(f)	Baa2	7.125	10/01/12	765	765,123
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(c)	Baa2	2.400	03/15/17	14,850	15,247,297
Gtd. Notes	Baa2	3.500	03/01/16	23,450	24,953,708
Gtd. Notes	Baa2	3.550	03/15/15	1,560	1,652,210
Gtd. Notes	Baa2	4.750	10/01/14	15,685	16,821,002
Echostar DBS Corp., Gtd. Notes	Ba2	6.625	10/01/14	10,400	11,284,000
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	3.500	02/01/15	6,600	7,010,421
Gtd. Notes	Baa2	5.850	05/01/17	8,978	10,694,199
Gtd. Notes(c)	Baa2	7.500	04/01/14	3,870	4,248,919
Gtd. Notes	Baa2	8.250	02/14/14	17,095	18,813,919
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125	04/15/18	8,700	9,374,250
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1	Ba2	9.500	08/15/16	21,900	24,254,250

					202,192,761

Capital Goods — 4.0%
3M Co., Unsec’d. Notes, MTN	Aa2	1.000	06/26/17	42,950	43,323,880
ABB Finance USA, Inc., Gtd. Notes	A2	1.625	05/08/17	8,490	8,627,198
ADT Corp. (The), Gtd. Notes, 144A	Baa2	2.250	07/15/17	16,575	17,059,719
BAA Funding Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	A-(b)	2.500	06/25/15	10,000	10,202,020
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13	6,000	6,277,500
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	2.050	08/01/16	36,150	37,679,976
Sr. Unsec’d. Notes, MTN	A2	6.200	09/30/13	455	481,421
Caterpillar, Inc., Sr. Notes(c)	A2	1.500	06/26/17	16,225	16,567,056
Danaher Corp., Sr. Unsec’d. Notes(c)	A2	2.300	06/23/16	9,475	9,972,987
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125	04/15/15	3,000	3,264,840
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,439,482; purchased 01/04/11)(d)(f)	Baa1	2.250	01/10/14	5,450	5,520,452
Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10)(d)(f)	Baa1	2.750	07/01/13	3,335	3,382,410
Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(d)(f)	Baa1	2.750	03/15/17	3,520	3,625,477
Gtd. Notes, 144A (original cost $11,062,000; purchased 07/17/12)(d)(f)	Baa1	5.600	05/01/15	10,000	10,982,600
Gtd. Notes, 144A (original cost $6,241,857; purchased 10/10/07 - 01/22/10)(d)(f)	Baa1	5.800	10/15/12	5,900	5,910,220
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(d)(f)	Baa1	5.900	11/15/15	1,000	1,123,442
Gtd. Notes, 144A (original cost $1,132,613; purchased 12/17/10)(d)(f)	Baa1	6.375	10/15/17	1,011	1,207,763
Federal Express Corp. 2012 Pass-Through Trust, Pass-thru Certs., 144A	A3	2.625	01/15/18	12,375	12,568,238
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150	04/01/14	2,000	2,138,604

John Deere Capital Corp., Sr. Notes, MTN	A2	2.000	01/13/17	11,475	11,953,301
Sr. Unsec’d. Notes, MTN	A2	2.250	06/07/16	16,340	17,110,692
Sr. Unsec’d. Notes, MTN	A2	2.950	03/09/15	4,840	5,101,312
Unsec’d. Notes(c)	A2	1.200	10/10/17	10,545	10,595,268
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $1,924,249; purchased 07/10/12)(d)(f)	Baa3	2.500	07/11/14	1,925	1,940,308
Sr. Notes, 144A (original cost $10,035,126; purchased 09/24/12)(d)(f)	Baa3	2.500	03/15/16	10,050	10,047,377
Unsec’d. Notes, 144A (original cost $8,505,755; purchased 05/08/12-05/09/12)(d)(f)	Baa3	3.125	05/11/15	8,500	8,696,189
SPX Corp., Gtd. Notes(c)	Ba2	7.625	12/15/14	7,850	8,635,000
Timken Co., Sr. Unsec’d. Notes	Baa2	6.000	09/15/14	2,665	2,873,699
Tyco Flow Control International Finance SA, Gtd. Notes, 144A(c)	Baa2	1.875	09/15/17	4,100	4,102,427
Tyco International Finance SA (Luxembourg), Gtd. Notes	A3	3.375	10/15/15	358	381,589
United Parcel Service, Inc., Sr. Unsec’d. Notes(c)	Aa3	1.125	10/01/17	5,055	5,077,823
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800	06/01/17	13,490	13,991,491
Waste Management, Inc., Gtd. Notes	Baa3	2.600	09/01/16	11,133	11,686,577
Gtd. Notes	Baa3	6.375	11/15/12	7,730	7,781,880
Gtd. Notes	Baa3	6.375	03/11/15	1,000	1,125,090
Xylem, Inc., Gtd. Notes	Baa2	3.550	09/20/16	20,030	21,403,197

					342,419,023

Chemicals — 1.6%
Cabot Corp., Sr. Unsec’d. Notes	Baa2	2.550	01/15/18	19,425	19,916,511
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900	02/15/15	21,120	23,529,982
Sr. Unsec’d. Notes	Baa3	6.000	10/01/12	476	476,062
Sr. Unsec’d. Notes	Baa3	7.600	05/15/14	19,083	21,084,406
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000	01/15/13	245	248,172
Eastman Chemical Co., Sr. Unsec’d. Notes(c)	Baa2	2.400	06/01/17	8,770	9,159,467
Sr. Unsec’d. Notes	Baa2	3.000	12/15/15	3,950	4,190,697
Ecolab, Inc., Sr. Unsec’d. Notes(c)	Baa1	3.000	12/08/16	31,965	34,368,928
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625	12/01/13	6,745	7,053,341
Lubrizol Corp., Gtd. Notes	Aa2	5.500	10/01/14	5,860	6,421,042
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	5.250	05/15/14	3,800	4,084,658
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	1.900	01/15/16	4,665	4,821,404
Sr. Unsec’d. Notes	Baa1	5.750	03/15/13	1,000	1,023,215

					136,377,885

Consumer — 1.4%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450	10/15/12	8,079	8,094,093
Colgate-Palmolive Co., Sr. Unsec’d. Notes, MTN	Aa3	1.300	01/15/17	23,375	23,903,906
eBay, Inc., Sr. Unsec’d. Notes	A2	1.350	07/15/17	4,585	4,639,969
Mattel, Inc., Sr. Unsec’d. Notes	Baa1	2.500	11/01/16	4,000	4,179,944
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	2.000	06/15/15	3,425	3,470,299
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	1.450	08/15/16	10,625	10,944,080
Sr. Unsec’d. Notes	Aa3	3.500	02/15/15	2,000	2,139,608
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16	8,242	9,004,385
Unilever Capital Corp., Gtd. Notes	A1	0.850	08/02/17	34,600	34,287,770

VF Corp., Sr. Unsec’d. Notes	A3	5.950	11/01/17	15,915	19,053,072
Whirlpool Corp., Unsec’d. Notes, MTN	Baa3	8.600	05/01/14	3,000	3,334,839

					123,051,965

Electric — 5.2%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750	03/01/14	2,000	2,150,000
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000	10/15/14	2,000	2,096,054
Ameren Corp., Sr. Unsec’d. Notes(c)	Baa3	8.875	05/15/14	8,692	9,668,711
American Electric Power Co., Inc., Sr. Unsec’d. Notes	Baa2	5.250	06/01/15	5,800	6,316,252
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.125	07/01/13	950	988,910
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, Ser. B	Baa3	6.850	06/01/15	5,157	5,800,707
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650	12/15/13	3,300	3,468,676
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	2.750	05/15/14	27,600	27,997,937
Sr. Unsec’d. Notes	Ba1	4.250	09/30/15	25,144	26,622,492
Commonwealth Edison Co., First Mtge. Bonds	A3	1.950	09/01/16	10,325	10,695,430
First Mtge. Bonds	A3	4.700	04/15/15	10,000	10,907,980
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	5.550	04/01/14	2,500	2,682,277
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400	12/01/13	2,000	2,118,560
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	6.400	10/01/13	1,000	1,055,563
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	1.950	08/15/16	10,100	10,438,835
Sr. Unsec’d. Notes(c)	Baa2	2.250	09/01/15	5,000	5,199,665
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa2	1.118	06/03/13	5,800	5,816,327
Sr. Unsec’d. Notes	Baa2	7.625	05/15/14	1,550	1,715,039
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	1.750	12/15/16	4,050	4,189,518
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	1.625	08/15/17	17,455	17,506,230
Sr. Unsec’d. Notes	Baa2	2.150	11/15/16	15,080	15,584,728
Sr. Unsec’d. Notes	Baa2	3.950	09/15/14	5,000	5,300,110
Sr. Unsec’d. Notes	Baa2	5.650	06/15/13	1,700	1,760,707
Sr. Unsec’d. Notes	Baa2	6.300	02/01/14	17,850	19,158,673
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Ba1	5.375	11/02/12	4,500	4,510,955
ENEL Finance International SA (Netherlands), Gtd. Notes, 144A	Baa1	3.875	10/07/14	15,080	15,503,899
Gtd. Notes, 144A	Baa1	5.700	01/15/13	620	625,378
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625	09/15/15	2,500	2,629,902
Sr. Unsec’d. Notes	Baa3	4.700	01/15/17	7,460	8,134,511
Entergy Louisiana LLC, First Mtge. Bonds	A3	1.875	12/15/14	3,545	3,640,477

Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600	06/01/15	2,475	2,579,831
Exelon Corp., Sr. Unsec’d. Notes	Baa2	4.900	06/15/15	11,718	12,880,086
FirstEnergy Solutions Corp., Gtd. Notes	Baa3	4.800	02/15/15	4,200	4,515,105
Great Plains Energy, Inc., Sr. Unsec’d. Notes	Baa3	2.750	08/15/13	3,330	3,376,340
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A(c)	Baa1	3.800	09/11/14	11,025	11,223,560
Interstate Power & Light Co., Sr. Unsec’d. Notes	A3	3.300	06/15/15	3,200	3,393,082
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	Baa2	2.125	11/15/15	17,800	18,133,020
National Rural Utilities Cooperative Finance Corp.	A1	1.000	02/02/15	5,300	5,361,565

Nevada Power Co., Genl. Ref. Mtge., Ser. L	Baa1	5.875	01/15/15	23,350	25,953,432
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	1.200	06/01/15	5,480	5,514,776
Gtd. Notes	Baa1	2.600	09/01/15	8,300	8,605,274
Gtd. Notes	Baa1	5.350	06/15/13	705	727,434
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553	10/01/14	4,750	4,985,011
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(c)	Baa2	6.375	01/15/15	3,000	3,333,591
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	13,500	14,368,037
PECO Energy Co., First Mtge. Bonds	A1	5.000	10/01/14	2,685	2,911,034
Pepco Holdings, Inc., Sr. Unsec’d. Notes	Baa3	2.700	10/01/15	5,100	5,301,695
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050	03/15/14	3,400	3,649,611
PSEG Power LLC, Gtd. Notes	Baa1	2.500	04/15/13	9,190	9,291,421
Gtd. Notes	Baa1	2.750	09/15/16	16,085	16,719,988
Southern California Edison Co., 1st Ref. Mort.(c)	A1	5.750	03/15/14	2,425	2,609,067
Southern Co. (The), Sr. Unsec’d. Notes(c)	Baa1	1.950	09/01/16	20,455	21,109,192
Sr. Unsec’d. Notes	Baa1	4.150	05/15/14	1,500	1,584,536
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Ser. D	Baa3	4.900	07/01/15	6,811	7,287,028
TECO Finance, Inc., Gtd. Notes	Baa2	4.000	03/15/16	4,000	4,326,272
Gtd. Notes, MTN	Baa2	6.572	11/01/17	2,000	2,427,316
Transalta Corp. (Canada), Sr. Unsec’d. Notes(c)	Baa3	4.750	01/15/15	3,860	4,067,737
Virginia Electric and Power Co., Sr. Unsec’d. Notes	A3	5.100	11/30/12	900	906,746
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A2	6.000	04/01/14	435	469,964

					441,896,254

Energy — Integrated — 2.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(c)	A2	1.846	05/05/17	10,050	10,265,623
Gtd. Notes	A2	2.248	11/01/16	16,600	17,376,797
Gtd. Notes	A2	3.125	10/01/15	18,520	19,775,619
Gtd. Notes	A2	3.200	03/11/16	8,375	8,989,809
Gtd. Notes(c)	A2	3.625	05/08/14	6,800	7,130,922
Gtd. Notes	A2	3.875	03/10/15	9,313	10,009,985
Gtd. Notes	A2	5.250	11/07/13	17,610	18,521,758
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500	09/15/14	26,200	28,103,587
ConocoPhillips, Gtd. Notes	A1	4.600	01/15/15	2,300	2,510,615
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500	04/15/13	2,400	2,464,618
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000	02/15/14	9,680	10,488,444
PC Financial Partnership, Gtd. Notes	Baa2	5.000	11/15/14	1,598	1,730,123
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000	07/15/13	4,000	4,103,508
Shell International Finance BV (Netherlands), Gtd. Notes(c)	Aa1	1.125	08/21/17	22,490	22,567,883
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.100	06/01/18	10,718	13,218,852
Total Capital International SA (France), Gtd. Notes	Aa1	1.500	02/17/17	25,245	25,694,336
Total Capital SA (France), Gtd. Notes	Aa1	3.000	06/24/15	10,000	10,642,620

					213,595,099

Energy — Other — 2.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(c)	Baa3	5.950	09/15/16	30,420	35,247,593

Sr. Unsec’d. Notes	Baa3	6.375	09/15/17	8,445	10,181,444
Sr. Unsec’d. Notes(c)	Baa3	7.625	03/15/14	9,500	10,383,376
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.351	06/02/14	15,425	15,414,712
Sr. Unsec’d. Notes	Baa1	1.600	04/30/15	3,615	3,664,634
Sr. Unsec’d. Notes	Baa1	6.375	07/15/18	4,309	5,233,250
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa1	5.150	02/01/13	880	893,510
Devon Energy Corp., Sr. Unsec’d. Notes(c)	Baa1	1.875	05/15/17	10,105	10,300,794
Sr. Unsec’d. Notes	Baa1	2.400	07/15/16	2,000	2,087,928
Sr. Unsec’d. Notes	Baa1	5.625	01/15/14	9,843	10,463,759
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800	05/01/14	5,495	5,889,728
FMC Technologies, Inc., Sr. Unsec’d. Notes	Baa2	2.000	10/01/17	1,875	1,894,440
Forest Oil Corp., Gtd. Notes	B2	8.500	02/15/14	4,500	4,871,250
Marathon Petroleum Corp., Sr. Unsec’d. Notes	Baa2	3.500	03/01/16	4,300	4,559,527
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150	02/15/18	11,805	13,863,969
Noble Holding International Ltd. (Cayman Islands), Gtd. Notes	Baa1	2.500	03/15/17	3,095	3,192,335
Occidental Petroleum Corp., Sr. Unsec’d. Notes(c)	A1	1.750	02/15/17	17,285	17,896,094
Phillips 66, Gtd. Notes, 144A(c)	Baa1	2.950	05/01/17	6,430	6,802,271
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.250	08/01/17	7,430	7,408,899
Gtd. Notes, 144A	A1	1.950	09/14/16	9,210	9,514,455
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500	10/15/17	3,445	3,464,095
Gtd. Notes	Baa3	5.050	12/15/16	14,050	15,700,271
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150	03/15/13	912	928,444
Gtd. Notes	Baa2	5.500	02/15/16	4,850	5,316,517
Weatherford International, Inc., Gtd. Notes	Baa2	6.350	06/15/17	10,350	12,050,236
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500	11/10/14	4,800	5,090,745

					222,314,276

Foods — 5.9%
Anheuser-Busch Cos. LLC, Gtd. Notes	A3	5.050	10/15/16	6,215	7,177,691
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	1.375	07/15/17	31,050	31,429,245
Gtd. Notes	A3	1.500	07/14/14	6,450	6,563,023
Gtd. Notes	A3	3.000	10/15/12	1,600	1,601,496
Gtd. Notes(g)	A3	5.375	11/15/14	33,000	36,301,716
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	10,000	10,237,600
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(c)	B3	8.625	05/01/16	5,000	5,125,050
Beam, Inc., Sr. Unsec’d. Notes(c)	Baa2	1.875	05/15/17	8,465	8,650,985
Sr. Unsec’d. Notes	Baa2	6.375	06/15/14	404	440,577
Bottling Group LLC, Gtd. Notes	Aa3	6.950	03/15/14	3,300	3,603,580
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350	04/15/14	4,400	4,646,154
Gtd. Notes	Baa2	5.875	05/15/13	11,325	11,682,734
Cargill, Inc., Unsec’d. Notes, 144A (original cost $8,084,286; purchased 02/21/12)(d)(f)	A2	1.900	03/01/17	8,100	8,285,911
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	1.800	09/01/16	14,600	15,211,594
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes(c)	A3	2.125	09/15/15	10,000	10,309,070

Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes	AA-(b)	4.250	03/01/15	3,230	3,507,066
Sr. Unsec’d. Notes(c)	AA-(b)	7.375	03/03/14	1,000	1,096,323
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	2.100	03/15/18	12,275	12,457,615
Sr. Unsec’d. Notes	Baa2	5.875	04/15/14	6,000	6,449,688
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa2	5.625	10/15/12	7,180	7,192,280
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875	02/01/14	11,263	11,833,223
Diageo Capital PLC (United Kingdom), Gtd. Notes(c)	A3	1.500	05/11/17	9,235	9,395,403
Gtd. Notes	A3	5.200	01/30/13	4,045	4,107,928
Gtd. Notes(c)	A3	7.375	01/15/14	12,195	13,242,880
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.350	12/21/12	9,250	9,288,304
Gtd. Notes	Baa1	2.900	01/15/16	5,350	5,666,421
Gtd. Notes	Baa1	6.120	05/01/13	1,000	1,032,224
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200	03/17/15	1,000	1,109,155
Sr. Unsec’d. Notes	Baa1	5.250	08/15/13	1,210	1,260,175
Sr. Unsec’d. Notes, MTN	Baa1	8.022	02/05/13	3,000	3,069,129
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	2.000	09/12/16	6,000	6,228,480
Sr. Unsec’d. Notes	Baa2	5.350	07/15/13	1,100	1,141,825
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000	04/01/13	575	588,139
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes(original cost $5,743,750; purchased 01/30/2012)(d)(f)	B1	11.625	05/01/14	5,000	5,612,500
Kellogg Co., Sr. Unsec’d. Notes	Baa1	1.125	05/15/15	11,250	11,356,751
Sr. Unsec’d. Notes	Baa1	1.750	05/17/17	4,925	5,028,095
Sr. Unsec’d. Notes	Baa1	5.125	12/03/12	1,265	1,275,071
Kraft Foods Group, Inc., Gtd. Notes, 144A(c)	Baa2	2.250	06/05/17	10,720	11,036,283
Sr. Unsec’d. Notes, 144A	Baa2	6.125	08/23/18	11,431	14,000,906
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	4.125	02/09/16	10,250	11,255,566
Sr. Unsec’d. Notes	Baa2	6.000	02/11/13	16,685	17,000,096
Sr. Unsec’d. Notes(c)	Baa2	6.500	08/11/17	14,463	17,782,042
Sr. Unsec’d. Notes	Baa2	6.750	02/19/14	1,000	1,083,524
Unsec’d. Notes	Baa2	5.250	10/01/13	15,750	16,438,007
Kroger Co. (The), Gtd. Notes	Baa2	5.000	04/15/13	2,570	2,626,067
Gtd. Notes	Baa2	7.500	01/15/14	9,385	10,196,221
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250	09/01/13	1,150	1,196,567
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500	11/01/14	13,335	13,820,087
Molson Coors Brewing Co., Gtd. Notes	Baa2	2.000	05/01/17	10,975	11,299,487
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550	06/15/15	4,393	5,151,337
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.375	02/15/14	1,000	1,051,439
PepsiCo, Inc., Sr. Unsec’d. Notes(c)	Aa3	2.500	05/10/16	12,000	12,665,064
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	2.450	01/15/17	30,990	32,414,331
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	5.500	08/15/13	1,643	1,705,000
Safeway, Inc., Sr. Unsec’d. Notes	Baa3	6.250	03/15/14	4,020	4,297,046
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	2.000	12/05/14	11,350	11,571,552
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A(c)	A3	2.550	09/22/15	6,810	7,096,061
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250	09/15/15	10,345	11,222,856
Sr. Unsec’d. Notes	Baa3	6.250	04/15/16	5,300	6,137,575

					504,252,215

Gaming — 0.2%
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000	11/15/13	14,153	15,957,507
Pinnacle Entertainment, Inc., Gtd. Notes(c)	B1	8.625	08/01/17	2,500	2,731,250

					18,688,757

Healthcare & Pharmaceutical — 6.6%
Allergan, Inc., Sr. Unsec’d. Notes	A3	5.750	04/01/16	15,900	18,462,237
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	1.875	11/15/14	7,000	7,185,927
Sr. Unsec’d. Notes(c)	Baa1	2.125	05/15/17	26,975	27,855,976
Sr. Unsec’d. Notes	Baa1	2.300	06/15/16	23,775	24,795,898
Sr. Unsec’d. Notes	Baa1	6.150	06/01/18	6,000	7,332,768
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.100	02/12/15	6,675	6,847,569
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.900	09/15/17	10,000	12,283,470
Baxter International, Inc., Sr. Unsec’d. Notes(c)	A3	1.850	01/15/17	6,765	7,002,012
Sr. Unsec’d. Notes(c)	A3	4.000	03/01/14	1,990	2,088,097
Becton Dickinson And Co., Sr. Unsec’d. Notes(c)	A2	1.750	11/08/16	13,915	14,399,952
Biogen Idec, Inc., Sr. Unsec’d. Notes	Baa2	6.000	03/01/13	10,870	11,107,140
Boston Scientific Corp., Sr. Unsec’d. Notes	Baa3	4.500	01/15/15	23,642	25,278,476
Sr. Unsec’d. Notes	Baa3	5.450	06/15/14	9,870	10,570,138
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	1.900	06/15/17	8,050	8,191,092
Sr. Unsec’d. Notes	Baa2	5.500	06/15/13	3,250	3,355,440
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	5.125	08/01/14	16,475	17,612,385
Celgene Corp., Sr. Unsec’d. Notes	Baa2	1.900	08/15/17	5,555	5,634,764
Sr. Unsec’d. Notes(c)	Baa2	2.450	10/15/15	6,840	7,090,187
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	1.350	05/29/15	11,020	11,162,015
Express Scripts Holding Co., Gtd. Notes, 144A	Baa3	2.650	02/15/17	14,467	15,160,013
Gtd. Notes	Baa3	3.125	05/15/16	7,300	7,784,610
Gtd. Notes, 144A	Baa3	3.500	11/15/16	18,110	19,579,156
Gtd. Notes	Baa3	6.250	06/15/14	8,812	9,599,149
Genzyme Corp., Gtd. Notes	A2	3.625	06/15/15	7,200	7,774,740
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	2.400	12/01/14	5,840	6,038,496
Sr. Unsec’d. Notes(c)	Baa1	3.050	12/01/16	19,700	21,173,107
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(c)	A1	1.500	05/08/17	24,125	24,543,303
HCA, Inc., Sr. Unsec’d. Notes	B3	6.250	02/15/13	10,000	10,137,500
Sr. Unsec’d. Notes	B1	6.300	10/01/12	5,000	5,000,615
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.900	06/15/14	5,420	5,822,478
Sr. Unsec’d. Notes, Ser. G	Baa3	6.400	05/15/15	2,200	2,457,002
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(c)	Baa2	2.200	08/23/17	14,785	15,100,911
Sr. Unsec’d. Notes	Baa2	5.625	12/15/15	4,372	4,926,287
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	3.500	01/15/16	14,150	14,893,865
Sr. Unsec’d. Notes	Baa3	4.400	03/01/15	4,500	4,778,302
McKesson Corp., Sr. Unsec’d. Notes	Baa2	3.250	03/01/16	2,310	2,485,581
Sr. Unsec’d. Notes	Baa2	5.250	03/01/13	2,765	2,818,392
Sr. Unsec’d. Notes	Baa2	6.500	02/15/14	5,910	6,359,296
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	2.750	09/15/15	3,355	3,509,451
Sr. Unsec’d. Notes	Baa3	6.125	03/15/13	11,782	12,071,060

Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.500	03/15/14	1,000	1,057,116
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350	03/15/15	2,300	2,571,407
Roche Holdings, Inc., Gtd. Notes, 144A	A1	5.000	03/01/14	2,012	2,133,553
Gtd. Notes, 144A	A1	6.000	03/01/19	10,250	12,868,783
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes	A2	2.625	03/29/16	9,380	9,927,201
St. Jude Medical, Inc., Sr. Unsec’d. Notes(c)	Baa1	3.750	07/15/14	4,700	4,950,129
Stryker Corp., Sr. Unsec’d. Notes	A3	2.000	09/30/16	8,085	8,429,041
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.400	11/10/16	18,420	19,353,157
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes	A3	5.550	02/01/16	10,879	12,411,960
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.150	12/28/12	1,180	1,183,349
Sr. Unsec’d. Notes	Baa1	2.250	08/15/16	33,005	34,256,979
Sr. Unsec’d. Notes	Baa1	3.200	03/01/16	6,385	6,807,859
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	1.875	10/01/17	14,010	14,165,917
Sr. Unsec’d. Notes	Baa3	5.000	08/15/14	4,000	4,292,028

					564,677,336

Healthcare Insurance — 2.4%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	1.750	05/15/17	10,655	10,789,104
Sr. Unsec’d. Notes(c)	Baa1	6.000	06/15/16	20,370	23,855,796
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	2.750	11/15/16	20,415	21,528,699
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	5.950	03/15/17	19,180	22,397,234
Sr. Unsec’d. Notes	Baa3	6.300	08/15/14	10,575	11,552,976
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450	06/01/16	3,500	4,012,113
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(c)	A3	1.875	11/15/16	7,350	7,593,050
Sr. Unsec’d. Notes	A3	4.875	02/15/13	921	935,496
Sr. Unsec’d. Notes	A3	4.875	04/01/13	4,150	4,238,295
Sr. Unsec’d. Notes	A3	5.375	03/15/16	23,015	26,365,339
Sr. Unsec’d. Notes	A3	5.500	11/15/12	4,000	4,023,332
Sr. Unsec’d. Notes	A3	6.000	02/15/18	15,075	18,514,633
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	1.875	01/15/18	34,125	34,385,852
Sr. Unsec’d. Notes	Baa2	6.000	02/15/14	12,833	13,730,771

					203,922,690

Insurance — 2.7%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500	08/01/16	5,090	5,919,767
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000	08/15/14	3,795	4,100,767
Sr. Unsec’d. Notes	A3	6.200	05/16/14	1,750	1,905,600
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375	04/30/13	5,875	6,045,545
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	3.650	01/15/14	6,845	7,047,188
Sr. Unsec’d. Notes(c)	Baa1	3.800	03/22/17	28,700	30,870,064
Sr. Unsec’d. Notes	Baa1	4.250	05/15/13	4,500	4,591,035
Sr. Unsec’d. Notes	Baa1	4.875	09/15/16	14,225	15,878,557
Sr. Unsec’d. Notes	Baa1	5.050	10/01/15	5,000	5,478,085
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.600	10/18/16	2,500	2,848,180
AON Corp., Gtd. Notes	Baa2	3.500	09/30/15	7,315	7,752,913
Sr. Unsec’d. Notes	Baa2	3.125	05/27/16	4,665	4,941,415
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	5,180	5,549,945
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.600	05/15/13	1,000	1,026,467
Gtd. Notes	Aa2	5.000	08/15/13	1,325	1,378,535
Chubb Corp. (The), Sr. Unsec’d. Notes	A2	5.200	04/01/13	570	583,844

Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150	10/15/15	4,639	5,156,763
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes(c)	Baa3	4.000	03/30/15	16,425	17,318,881
Sr. Unsec’d. Notes(c)	Baa3	4.000	10/15/17	7,500	8,061,270
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	5.750	03/15/14	4,955	5,205,341
Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	3,135	3,572,323
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300	06/15/15	7,135	7,622,770
Sr. Unsec’d. Notes	Baa2	4.750	02/15/14	3,255	3,395,710
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	2.875	04/21/14	5,000	5,176,010
MetLife, Inc., Sr. Unsec’d. Notes	A3	1.756	12/15/17	12,125	12,219,878
Sr. Unsec’d. Notes	A3	2.375	02/06/14	8,730	8,933,173
Sr. Unsec’d. Notes(c)	A3	5.000	06/15/15	5,000	5,551,510
Sr. Unsec’d. Notes	A3	5.500	06/15/14	1,500	1,618,517
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	2.500	09/29/15	6,645	6,916,196
Sr. Sec’d. Notes, 144A, MTN	Aa3	5.125	04/10/13	9,500	9,728,903
New York Life Global Funding, Sr. Sec’d. Notes, 144A(c)	Aaa	3.000	05/04/15	1,275	1,349,413
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300	04/24/13	500	513,692
TIAA Global Markets, Inc., Sr. Unsec’d. Notes, 144A, MTN	Aa1	5.125	10/10/12	3,550	3,554,098
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.500	12/01/15	3,855	4,392,379
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125	03/15/16	4,065	4,314,937
XL Group PLC (Ireland), Sr. Unsec’d. Notes(c)	Baa2	5.250	09/15/14	6,300	6,728,375
					227,248,046
Lodging — 0.9%
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000	03/01/19	15,350	15,744,280
Sr. Unsec’d. Notes(c)	Baa2	6.375	06/15/17	9,400	11,183,612
Sr. Unsec’d. Notes, Ser. J	Baa2	5.625	02/15/13	4,845	4,926,910
Sheraton Holding Corp., Gtd. Notes	Baa3	7.375	11/15/15	16,528	19,221,684
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa3	7.875	10/15/14	13,300	15,046,210
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.950	03/01/17	12,000	12,101,184
					78,223,880
Media & Entertainment — 2.8%
Belo Corp., Gtd. Notes	Ba1	8.000	11/15/16	2,500	2,750,000
Sr. Unsec’d. Notes	Ba3	6.750	05/30/13	10,000	10,300,000
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100	02/15/18	10,000	11,984,970
CBS Corp., Gtd. Notes(d)	Baa2	1.950	07/01/17	4,065	4,166,861
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	8,000	8,960,000
NBC Universal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100	04/01/14	7,830	7,993,858
Sr. Unsec’d. Notes(c)	Baa2	2.875	04/01/16	15,637	16,562,710
Sr. Unsec’d. Notes(c)	Baa2	3.650	04/30/15	22,785	24,371,428
News America Holdings, Inc., Gtd. Notes(c)	Baa1	8.000	10/17/16	30,452	38,328,166
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.500	05/01/16	3,000	3,352,500
Gtd. Notes	B2	11.625	02/01/14	3,000	3,382,500
Time Warner, Inc., Gtd. Notes(c)	Baa2	3.150	07/15/15	13,200	14,086,763
Gtd. Notes	Baa2	5.875	11/15/16	31,037	36,803,581
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	1.250	02/27/15	9,250	9,346,524

Sr. Unsec’d. Notes(c)	Baa1	2.500	12/15/16	9,025	9,507,106
Sr. Unsec’d. Notes	Baa1	4.250	09/15/15	4,195	4,582,887
Sr. Unsec’d. Notes	Baa1	4.375	09/15/14	16,850	18,019,963
Sr. Unsec’d. Notes	Baa1	6.250	04/30/16	9,660	11,327,896
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500	06/15/16	5,000	5,456,250

					241,283,963

Metals — 2.3%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150	09/27/13	875	880,600
Gtd. Notes, 144A	Baa1	9.375	04/08/14	5,080	5,669,280
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Baa3	3.750	03/01/16	6,330	6,250,369
Sr. Unsec’d. Notes(c)	Baa3	5.375	06/01/13	10,300	10,563,021
Sr. Unsec’d. Notes	Baa3	9.250	02/15/15	2,395	2,634,500
Barrick Gold Financeco LLC, Gtd. Notes, MTN	Baa1	6.125	09/15/13	10,130	10,656,112
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(c)	A1	1.625	02/24/17	14,645	14,953,424
Gtd. Notes(c)	A1	1.875	11/21/16	17,250	17,858,166
Gtd. Notes	A1	5.500	04/01/14	10,900	11,691,732
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(c)	Ba3	7.000	11/01/15	6,000	5,970,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes(c)	Baa3	2.150	03/01/17	11,150	11,275,839
Metals USA, Inc., Sr. Sec’d. Notes	B2	11.125	12/01/15	7,600	7,828,000
Nucor Corp., Sr. Unsec’d. Notes	A2	5.000	06/01/13	750	771,785
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(b)	4.500	05/15/13	8,200	8,386,714
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	2.250	09/20/16	2,108	2,184,942
Gtd. Notes	A3	2.500	05/20/16	4,235	4,422,187
Gtd. Notes(c)	A3	8.950	05/01/14	26,975	30,387,283
Teck Resources Ltd. (Canada), Gtd. Notes(c)	Baa2	2.500	02/01/18	16,275	16,345,992
Xstrata Canada Financial Corp. (Canada), Gtd. Notes, 144A	Baa2	2.850	11/10/14	23,375	24,030,458

					192,760,404

Non-Captive Finance — 3.3%
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(c)	B1	4.750	02/15/15	10,000	10,425,000
GATX Corp., Sr. Unsec’d. Notes	Baa2	4.750	10/01/12	2,550	2,550,255
General Electric Capital Corp., Sr. Unsec’d. Notes(c)	A1	1.625	07/02/15	25,000	25,437,275
Sr. Unsec’d. Notes(c)	A1	2.100	01/07/14	20,000	20,366,100
Sr. Unsec’d. Notes, MTN	A1	2.250	11/09/15	10,500	10,874,136
Sr. Unsec’d. Notes, MTN	A1	2.300	04/27/17	25,350	26,058,279
Sr. Unsec’d. Notes, MTN	A1	2.800	01/08/13	10,000	10,063,370
Sr. Unsec’d. Notes, MTN	A1	3.350	10/17/16	44,558	47,972,747
Sr. Unsec’d. Notes, MTN	A1	4.875	03/04/15	16,700	18,226,964
Sr. Unsec’d. Notes, MTN(c)	A1	5.625	05/01/18	22,626	26,682,842
Sr. Unsec’d. Notes(c)	A1	5.900	05/13/14	16,000	17,306,176
Sr. Unsec’d. Notes, Ser. G, MTN	A1	5.250	10/19/12	4,000	4,009,792
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500	09/01/14	1,910	2,053,250
Sr. Unsec’d. Notes(c)	Ba3	5.750	05/15/16	3,750	3,975,907
Sr. Unsec’d. Notes, MTN	Ba3	6.375	03/25/13	1,750	1,785,000
SLM Corp., Notes, MTN	Ba1	4.625	09/25/17	10,000	10,144,020
Sr. Notes, MTN(c)	Ba1	6.250	01/25/16	3,490	3,786,650
Sr. Unsec’d. Notes, MTN	Ba1	5.050	11/14/14	3,000	3,166,533
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	10/01/13	4,150	4,300,438
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	04/15/15	12,310	13,002,942
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.375	01/15/13	6,165	6,243,123
Unsec’d. Notes, MTN	Ba1	6.000	01/25/17	9,565	10,413,894

					278,844,693

Packaging — 0.2%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa2	5.650	08/01/14	3,775	4,078,446
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A	B1	5.625	07/15/13	15,000	15,375,000

					19,453,446

Paper — 0.4%
Domtar Corp., Gtd. Notes, Ser. GLOB	Baa3	7.125	08/15/15	8,085	9,149,366
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $3,485,580; purchased 06/05/12)(c)(d)(f)	Baa3	7.700	06/15/15	3,000	3,476,565
International Paper Co., Sr. Unsec’d. Notes	Baa3	5.250	04/01/16	4,500	4,992,525
Sr. Unsec’d. Notes	Baa3	7.400	06/15/14	3,000	3,292,164
Sr. Unsec’d. Notes	Baa3	7.950	06/15/18	10,026	12,904,104

					33,814,724

Pipelines & Other — 1.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	4.950	10/15/14	950	1,028,551
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	9.700	12/01/13	2,620	2,837,874
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	8.500	04/15/14	2,005	2,209,179
Enterprise Products Operating LLC, Gtd. Notes	Baa2	1.250	08/13/15	5,575	5,630,293
Gtd. Notes	Baa2	3.200	02/01/16	2,190	2,308,775
Gtd. Notes	Baa2	3.700	06/01/15	2,400	2,565,924
Gtd. Notes	Baa2	6.650	04/15/18	3,400	4,179,776
Gtd. Notes, Ser. M	Baa2	5.650	04/01/13	5,000	5,112,120
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(c)	Baa2	3.500	03/01/16	10,061	10,785,945
Sr. Unsec’d. Notes	Baa2	5.625	02/15/15	3,600	3,957,397
Sr. Unsec’d. Notes(c)	Baa2	6.000	02/01/17	4,900	5,754,800
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	5.650	10/15/16	3,990	4,591,397
Sr. Unsec’d. Notes	Baa2	6.450	06/01/14	5,000	5,392,375
NiSource Finance Corp., Gtd. Notes	Baa3	6.150	03/01/13	273	278,781
Oneok Partners LP, Gtd. Notes	Baa2	2.000	10/01/17	6,030	6,141,790
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.000	03/15/14	8,710	8,848,959
Sr. Unsec’d. Notes(c)	Baa1	2.300	04/01/17	12,390	12,966,829
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	A3	4.000	06/15/13	2,750	2,819,297
Williams Partners LP, Sr. Unsec’d. Notes(c)	Baa2	3.800	02/15/15	8,300	8,800,366
Williams Partners LP / Williams Partners Finance Corp., Sr. Unsec’d. Notes	Baa2	7.250	02/01/17	1,000	1,216,020

					97,426,448

Railroads — 0.7%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.875	01/15/15	5,000	5,447,165
Sr. Unsec’d. Notes	A3	6.875	02/15/16	2,000	2,352,896
Sr. Unsec’d. Notes	A3	7.000	02/01/14	5,000	5,422,510
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	A3	4.400	03/15/13	7,150	7,280,602
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.300	02/15/14	4,000	4,232,276
Sr. Unsec’d. Notes	Baa3	5.750	03/15/13	675	690,938
Sr. Unsec’d. Notes	Baa3	6.250	04/01/15	2,000	2,278,928
Sr. Unsec’d. Notes	Baa3	6.250	03/15/18	11,608	14,236,040
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257	09/17/14	3,000	3,255,243
Sr. Unsec’d. Notes	Baa1	7.700	05/15/17	6,810	8,602,133
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.125	02/15/14	3,000	3,173,439
Sr. Unsec’d. Notes	Baa2	5.450	01/31/13	4,145	4,213,165

					61,185,335

Real Estate Investment Trusts — 1.5%
Camden Property Trust, Sr. Unsec’d. Notes	Baa1	5.875	11/30/12	4,575	4,613,906

Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250	05/15/13	3,000	3,099,918
Sr. Unsec’d. Notes(c)	Baa2	7.375	02/15/15	4,535	5,094,655
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	5.500	10/01/12	6,810	6,810,803
HCP, Inc., Sr. Unsec’d. Notes	Baa2	2.700	02/01/14	3,565	3,639,847
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875	08/15/14	3,300	3,566,049
Kilroy Realty LP, Gtd. Notes	Baa3	5.000	11/03/15	2,675	2,904,724
Liberty Property LP, Sr. Unsec’d. Notes	Baa1	5.650	08/15/14	7,955	8,508,453
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	8,495	8,669,105
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500	11/15/15	6,500	7,161,537
Sr. Unsec’d. Notes	Baa1	5.950	09/15/16	1,700	1,911,633
Simon Property Group LP, Sr. Unsec’d. Notes(c)	A3	2.800	01/30/17	1,685	1,773,875
Sr. Unsec’d. Notes(c)	A3	4.200	02/01/15	2,280	2,428,163
Sr. Unsec’d. Notes	A3	5.100	06/15/15	6,395	7,054,094
Sr. Unsec’d. Notes	A3	5.250	12/01/16	5,800	6,644,724
Sr. Unsec’d. Notes	A3	5.750	12/01/15	12,088	13,673,970
Sr. Unsec’d. Notes	A3	5.875	03/01/17	8,025	9,431,205
Sr. Unsec’d. Notes(c)	A3	6.100	05/01/16	9,640	11,121,196
Sr. Unsec’d. Notes	A3	6.125	05/30/18	2,774	3,387,864
Sr. Unsec’d. Notes	A3	6.750	05/15/14	4,975	5,363,070
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Baa2	3.125	11/30/15	2,830	2,949,016
WEA Finance LLC / WT Finance AUST Pty Ltd., Gtd. Notes, 144A	A2	7.500	06/02/14	5,043	5,556,756

					125,364,563

Retailers — 2.0%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.500	11/15/15	7,400	8,380,663
Sr. Unsec’d. Notes	Baa2	5.750	01/15/15	13,024	14,389,397
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250	05/18/15	17,500	18,607,663
Sr. Unsec’d. Notes	Baa2	4.875	09/15/14	2,000	2,159,806
Sr. Unsec’d. Notes(c)	Baa2	6.125	08/15/16	14,476	17,154,378
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117	01/10/13	5,215	5,293,268
Home Depot, Inc. (The), Sr. Unsec’d. Notes(c)	A3	5.400	03/01/16	8,256	9,551,928
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(c)	A3	1.625	04/15/17	10,535	10,745,963
Macy’s Retail Holdings, Inc., Gtd. Notes(c)	Baa3	5.750	07/15/14	8,471	9,181,878
Gtd. Notes	Baa3	5.875	01/15/13	3,437	3,483,121
Gtd. Notes	Baa3	5.900	12/01/16	20,790	24,272,054
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	6.750	06/01/14	13,433	14,786,831
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500	05/15/16	2,725	2,932,781
Target Corp., Unsec’d. Notes	A2	5.875	07/15/16	4,300	5,082,970
TJX Cos., Inc., Sr. Unsec’d. Notes(c)	A3	4.200	08/15/15	7,140	7,824,869

Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800	09/15/17	13,385	13,536,130

					167,383,700

Technology — 2.6%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750	11/15/14	3,550	3,809,477
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	1,625	1,696,905
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500	11/01/13	4,735	4,788,903
CA, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.125	12/01/14	7,000	7,682,591

Dell, Inc., Sr. Unsec’d. Notes	A2	2.100	04/01/14	365	372,090
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B(a)	A3	6.000	08/01/13	4,000	4,169,168
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450	12/01/14	8,535	9,032,659
Fiserv, Inc., Gtd. Notes	Baa2	3.125	10/01/15	1,670	1,741,281
Gtd. Notes	Baa2	3.125	06/15/16	22,060	23,196,928
Hewlett-Packard Co., Sr. Unsec’d. Notes(c)	A3	2.350	03/15/15	15,000	15,284,430
Sr. Unsec’d. Notes(c)	A3	2.600	09/15/17	14,150	14,194,403
Sr. Unsec’d. Notes	A3	3.300	12/09/16	8,126	8,470,615
Sr. Unsec’d. Notes	A3	4.750	06/02/14	10,000	10,542,090
Sr. Unsec’d. Notes(c)	A3	6.125	03/01/14	2,800	2,984,993
International Business Machines Corp., Sr. Unsec’d. Notes(c)	Aa3	1.250	02/06/17	15,300	15,552,404
Sr. Unsec’d. Notes	Aa3	1.950	07/22/16	29,165	30,461,122
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B3	9.750	08/01/18	7,000	8,050,000
Sr. Sec’d. Notes, 144A	BB(b)	10.000	07/15/13	5,000	5,337,500
Sr. Sec’d. Notes, 144A	BB(b)	10.000	07/15/13	4,500	4,803,750
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	5,509	6,046,127
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	2,425	2,534,125
Tyco Electronics Group SA (Luxembourg), Gtd. Notes	Baa2	1.600	02/03/15	4,710	4,780,462
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.257	05/16/14	6,460	6,450,917
Sr. Unsec’d. Notes(c)	Baa2	2.950	03/15/17	2,010	2,076,840
Sr. Unsec’d. Notes	Baa2	4.250	02/15/15	16,135	17,136,274
Sr. Unsec’d. Notes	Baa2	8.250	05/15/14	9,280	10,293,988
					221,490,042
Telecommunications — 6.5%
ALLTEL Corp., Sr. Unsec’d. Notes	A-(b)	6.500	11/01/13	4,000	4,246,848
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375	09/08/16	24,770	25,775,389
Gtd. Notes(c)	A2	3.625	03/30/15	7,200	7,662,485
Gtd. Notes	A2	5.500	03/01/14	6,350	6,754,901
Gtd. Notes	A2	5.750	01/15/15	2,600	2,877,566
AT&T, Inc., Sr. Unsec’d. Notes	A2	1.600	02/15/17	27,100	27,802,324
Sr. Unsec’d. Notes	A2	2.400	08/15/16	16,925	17,899,491
Sr. Unsec’d. Notes	A2	2.500	08/15/15	29,840	31,354,678
Sr. Unsec’d. Notes(c)	A2	2.950	05/15/16	15,420	16,569,700
Sr. Unsec’d. Notes	A2	5.100	09/15/14	2,750	2,990,102
Sr. Unsec’d. Notes	A2	5.625	06/15/16	8,000	9,368,584
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	2.000	06/22/15	18,705	19,231,938
Sr. Unsec’d. Notes	Baa2	5.150	01/15/13	1,000	1,013,010
Sr. Unsec’d. Notes	Baa2	5.950	01/15/18	25,765	30,854,077
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(c)	A2	5.550	02/01/14	18,100	19,252,988
Sr. Unsec’d. Notes	A2	7.375	11/15/13	9,350	10,047,276
CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. M	Baa3	5.000	02/15/15	9,190	9,800,198
Sr. Unsec’d. Notes, Ser. R	Baa3	5.150	06/15/17	10,450	11,397,919
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 144A	Baa1	2.250	03/06/17	20,425	20,891,241
Gtd. Notes, 144A	Baa1	3.125	04/11/16	8,800	9,254,098
Gtd. Notes	Baa1	5.250	07/22/13	5,000	5,183,770
Gtd. Notes	Baa1	5.875	08/20/13	10,001	10,447,085
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(d)(f)	Baa3	7.082	06/01/16	8,480	10,012,879
France Telecom SA (France), Sr. Unsec’d. Notes(c)	A3	2.125	09/16/15	4,360	4,488,450
Sr. Unsec’d. Notes(c)	A3	2.750	09/14/16	10,225	10,728,295
Sr. Unsec’d. Notes	A3	4.375	07/08/14	5,720	6,052,481

Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	05/01/14	66	72,435
Nippon Telegraph & Telephone Corp. (Japan), Sr. Unsec’d. Notes	Aa2	1.400	07/18/17	8,720	8,840,920
Qwest Corp., Sr. Unsec’d. Notes(a)(c)	Baa3	3.639	06/15/13	8,000	8,043,120
Sr. Unsec’d. Notes	Baa3	8.375	05/01/16	8,679	10,459,080
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	6.250	06/15/13	5,535	5,748,502
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950	09/30/14	9,192	9,490,740
Gtd. Notes	Baa2	5.250	11/15/13	13,735	14,164,219
Gtd. Notes	Baa2	6.175	06/18/14	5,625	5,920,313
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	2.582	04/26/13	10,700	10,713,375
Gtd. Notes(c)	Baa2	4.949	01/15/15	4,740	4,852,575
Gtd. Notes(c)	Baa2	5.855	02/04/13	5,000	5,062,500
Verizon Communications, Inc., Sr. Unsec’d. Notes(c)	A3	2.000	11/01/16	29,575	30,920,663
Sr. Unsec’d. Notes(c)	A3	3.000	04/01/16	19,250	20,732,808
Sr. Unsec’d. Notes	A3	4.350	02/15/13	6,720	6,817,756
Verizon Virginia, Inc., Sr. Unsec’d. Notes, Ser. A	A-(b)	4.625	03/15/13	6,350	6,466,815
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	1.250	09/26/17	24,270	24,302,716
Sr. Unsec’d. Notes	A3	1.625	03/20/17	24,750	25,247,054
Sr. Unsec’d. Notes	A3	4.150	06/10/14	10,976	11,620,983
Sr. Unsec’d. Notes	A3	5.000	09/15/15	5,175	5,814,190
Windstream Corp., Gtd. Notes	Ba3	8.125	08/01/13	7,000	7,350,000
					554,598,537
Tobacco — 1.6%
Altria Group, Inc., Gtd. Notes	Baa1	4.125	09/11/15	5,430	5,943,722
Gtd. Notes	Baa1	7.750	02/06/14	15,150	16,537,043
Gtd. Notes	Baa1	8.500	11/10/13	15,800	17,145,749
Gtd. Notes	Baa1	9.700	11/10/18	7,500	10,742,258
Lorillard Tobacco Co., Gtd. Notes	Baa2	2.300	08/21/17	6,560	6,613,825
Gtd. Notes	Baa2	3.500	08/04/16	13,574	14,367,400
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	1.125	08/21/17	23,615	23,595,919
Sr. Unsec’d. Notes(c)	A2	2.500	05/16/16	13,250	13,997,393
Sr. Unsec’d. Notes	A2	6.875	03/17/14	3,500	3,823,715
Reynolds American, Inc., Gtd. Notes(c)	Baa3	6.750	06/15/17	10,400	12,588,451
Gtd. Notes	Baa3	7.250	06/01/13	2,750	2,864,045
Gtd. Notes	Baa3	7.300	07/15/15	2,450	2,817,152
Gtd. Notes	Baa3	7.625	06/01/16	3,000	3,614,940
					134,651,612
TOTAL CORPORATE BONDS (cost $7,625,527,385)					7,899,119,467
FOREIGN AGENCIES — 0.8%
EDF SA (France), Sr. Unsec’d. Notes, 144A	Aa3	5.500	01/26/14	6,725	7,124,404
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.125	09/09/15	11,000	11,845,251
Sr. Unsec’d. Notes	Aa3	5.875	01/14/15	5,000	5,497,990
GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.125	07/31/14	4,200	4,632,642
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes	Aa3	3.875	05/04/17	9,500	10,336,779
Sr. Unsec’d. Notes	Aa3	4.375	08/10/15	5,800	6,282,502
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	2,000	2,162,156
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375	07/30/14	5,000	5,354,905
Petrobras International Finance Co. — PiFCo. (Cayman Islands), Gtd. Notes(c)	A3	3.500	02/06/17	11,405	11,927,725
Gtd. Notes(c)	A3	3.875	01/27/16	4,100	4,337,021

Statoil ASA (Norway), Sr. Unsec’d. Notes	Aa2	2.900	10/15/14	2,325	2,439,623

TOTAL FOREIGN AGENCIES (cost $67,432,444)					71,940,998

FOREIGN LOCAL GOVERNMENT — 0.1%
Province of Ontario Canada (Canada) (cost $11,497,047)	Aa2	2.700	06/16/15	11,500	12,166,322

MUNICIPAL BONDS — 0.5%
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350	02/01/14	2,000	2,103,880
State of California GO Var. Purp.	A1	4.850	10/01/14	3,200	3,434,400
State of California GO Var. Purp. 3	A1	5.250	04/01/14	7,750	8,253,905
State of Illinois	A2	4.421	01/01/15	25,470	27,027,745

TOTAL MUNICIPAL BONDS (cost $39,501,734)					40,819,930

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Notes (cost $12,500,957)		0.25	03/31/14	12,500	12,503,900

				Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)				132,000	3,676,200

TOTAL LONG-TERM INVESTMENTS
(cost $8,162,624,005)					8,449,717,375

SHORT-TERM INVESTMENT — 10.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $899,894,445; includes $794,712,864 of cash collateral received for securities on loan) (h)(i)				899,894,445	899,894,445

TOTAL INVESTMENTS — 109.6%
(cost $9,062,518,450) (k)	9,349,611,820
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (9.6)%	(821,842,667)

NET ASSETS — 100.0%	$ 8,527,769,153

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GO—General Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment-in-Kind

†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(b)	Standard & Poor’s Rating.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $775,636,722; cash collateral of $794,712,864 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $89,563,743. The aggregate value of $90,978,654 is approximately 1.1% of net assets.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	Security is post-maturity.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$9,153,345,446	$237,010,258	$(40,743,884)	$196,266,374

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of accreting market discount and premium amortization for book and tax purposes as of the most recent fiscal year end.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation) (1)
	Long Position:
5,869	2 Year U.S. Treasury Notes	Dec. 2012	$1,293,449,109	$1,294,297,906	$848,797
	Short Position:
3,639	5 Year U.S. Treasury Notes	Dec. 2012	452,156,833	453,538,804	(1,381,971)

					$(533,174)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Boston Scientific Corp.	06/20/14	1.000%	$3,120	$(34,636)	$62,761	$(97,397)	Morgan Stanley Capital Services
CBS Corp.	06/20/14	1.000	3,000	(36,047)	236,262	(272,309)	Citibank, N.A.
CMS Energy Corp.	09/20/15	1.000	14,500	(88,632)	592,516	(681,148)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700	1,000	(9,010)	—	(9,010)	Goldman Sachs International
Enel Finance International NV	09/20/14	1.000	5,000	50,873	31,956	18,917	Goldman Sachs International
GATX Financial Corp.	12/20/12	1.000	2,550	(5,072)	27,489	(32,561)	Credit Suisse International
Sealed Air Corp.	06/20/13	1.000	5,000	(19,830)	71,414	(91,244)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000	3,000	(192,984)	601,667	(794,651)	JPMorgan Chase Bank

				$(335,338)	$1,624,065	$(1,959,403)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Astrazeneca PLC	03/20/14	1.600%	$2,000	0.211%	$42,298	$—	$42,298	Morgan Stanley Capital Services
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	0.771	59,599	(188,736)	248,335	Deutsche Bank AG
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	0.771	59,600	(177,792)	237,392	Goldman Sachs International
Berkshire Hathaway, Inc.	03/20/17	1.000	15,000	1.098	(59,474)	(359,547)	300,073	Credit Suisse International
Wal-Mart Stores, Inc.	12/20/14	1.000	10,000	0.151	193,626	270,152	(76,526)	JPMorgan Chase Bank

					$295,649	$(455,923)	$751,572

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$24,847,669	$—
Commercial Mortgage-Backed Securities	—	384,642,889	—
Corporate Bonds	—	7,896,757,921	2,361,546
Foreign Agencies	—	71,940,998	—
Foreign Local Government	—	12,166,322	—
Municipal Bonds	—	40,819,930	—
U.S. Treasury Obligation	—	12,503,900	—
Preferred Stock	3,676,200	—	—
Affiliated Money Market Mutual Fund	899,894,445	—	—
Other Financial Instruments*
Futures	(533,174)	—	—
Credit Default Swaps	—	(1,198,821)	(9,010)

Total	$903,037,471	$8,442,480,808	$2,352,536

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair values of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issued and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc.,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	November 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	November 19, 2012

*	Print the name and title of each signing officer under his or her signature.